                       NATIONWIDE VARIABLE INSURANCE TRUST
                      FEDERATED NVIT HIGH INCOME BOND FUND
                      GARTMORE NVIT DEVELOPING MARKETS FUND
                       GARTMORE NVIT EMERGING MARKETS FUND
                       GARTMORE NVIT GLOBAL UTILITIES FUND
                     GARTMORE NVIT INTERNATIONAL GROWTH FUND
                      GARTMORE NVIT WORLDWIDE LEADERS FUND
                 NATIONWIDE NVIT GLOBAL FINANCIAL SERVICES FUND
                   NATIONWIDE NVIT GLOBAL HEALTH SCIENCES FUND
            NATIONWIDE NVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
                      NATIONWIDE NVIT GOVERNMENT BOND FUND
                           NATIONWIDE NVIT GROWTH FUND
              NATIONWIDE NVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
        NATIONWIDE NVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
              NATIONWIDE NVIT INVESTOR DESTINATIONS MODERATE FUND
       NATIONWIDE NVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
            NATIONWIDE NVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
                       NATIONWIDE NVIT MID CAP GROWTH FUND
                        NATIONWIDE NVIT MONEY MARKET FUND
                      NATIONWIDE NVIT MONEY MARKET FUND II
                    NATIONWIDE NVIT U.S. GROWTH LEADERS FUND
                NATIONWIDE MULTI-MANAGER NVIT SMALL COMPANY FUND
               NATIONWIDE MULTI-MANAGER NVIT SMALL CAP GROWTH FUND
               NATIONWIDE MULTI-MANAGER NVIT SMALL CAP VALUE FUND
                              NVIT NATIONWIDE FUND
                          NVIT NATIONWIDE LEADERS FUND
                              NVIT BOND INDEX FUND
                            NVIT ENHANCED INCOME FUND
                          NVIT INTERNATIONAL INDEX FUND
                          NVIT INTERNATIONAL VALUE FUND
                             NVIT MID CAP INDEX FUND
                             NVIT S&P 500 INDEX FUND
                            NVIT SMALL CAP INDEX FUND
                          JP MORGAN NVIT BALANCED FUND
                       VAN KAMPEN NVIT COMSTOCK VALUE FUND
                     VAN KAMPEN NVIT MULTI SECTOR BOND FUND

                     Supplement dated August 13, 2007 to the
              Statement of Additional Information dated May 1, 2007

Capitalized  terms and  certain  other  terms  used in this  supplement,  unless otherwise defined in this supplement,  have the meanings assigned to them in the
Statement of Additional Information ("SAI").

1.   Effective  August  3,  2007,  Michael  A.  Krulikowski  resigned  as  Chief
     Compliance  Officer of the Trust.  All references to Michael A. Krulikowski in the section  entitled  "Trustees  and Officers of the Trust" are amended accordingly.

2.   Effective  August 3, 2007,  the Board of Trustees  approved  Carol  Baldwin
     Moody as Chief  Compliance  Officer of the Trust.  Since November 2005, Ms.
     Moody  has  been  Senior  Vice  President,   Chief  Compliance  Officer  of
     Nationwide.  From February  2004-November  2005,  she was Chief  Compliance
     Officer of TIAA-CREF and from April  2000-February  2004,  she was Managing
     Director and General Counsel,  TCW/Latin America Partners,  LLC and Baeza &
     Co., LLC.

3.   The chart beginning on page 1 of Appendix C to the SAI is hereby deleted in its entirety and replaced with the following:

                         APPENDIX C - PORTFOLIO MANAGERS

                       Information as of December 31, 2006

INVESTMENTS IN EACH FUND

Name of Portfolio Manager            Fund Name                                           Dollar Range of Investments
                                                                                         in Each Fund(1)
American Century Investments, Inc.
William Martin                       Nationwide Multi-Manager NVIT Small Company Fund    None
Wilhelmine von Turk                  Nationwide Multi-Manager NVIT Small Company Fund    None
Thomas Vaiana                        Nationwide Multi-Manager NVIT Small Company Fund    None

Franklin Portfolio Associates, LLC
Oliver Buckley                       Nationwide Multi-Manager NVIT Small Company Fund    None
John Cone                            Nationwide Multi-Manager NVIT Small Company Fund    None
Kristen Crawford                     Nationwide Multi-Manager NVIT Small Company Fund    None
Langton C. Garvin                    Nationwide Multi-Manager NVIT Small Company Fund    None

The Boston Company Asset
Management, LLC
D. Kirk Henry                        NVIT International Value Fund                       None

Epoch Investment Partners, Inc.
William W. Priest                    Nationwide Multi-Manager NVIT Small Cap Value Fund  None
David N. Pearl                       Nationwide Multi-Manager NVIT Small Cap Value Fund  None
Joseph W. Donaldson                  Nationwide Multi-Manager NVIT Small Cap Value Fund  None
Michael A. Welhoelter                Nationwide Multi-Manager NVIT Small Cap Value Fund  None

BlackRock Investment Management,
LLC
Debra Jelilian                       NVIT International Index Fund                       None
                                     NVIT Mid Cap Index Fund                             None
                                     NVIT S&P 500 Index Fund                             None
                                     NVIT Small Cap Index Fund                           None
Jeffrey Russo                        NVIT International Index Fund                       None
                                     NVIT Mid Cap Index Fund                             None
                                     NVIT S&P 500 Index Fund                             None
                                     NVIT Small Cap Index Fund                           None

Keith Anderson                       NVIT Bond Index Fund                                None
Scott Amero                          NVIT Bond Index Fund                                None

Name of Portfolio Manager            Fund Name                                           Dollar Range of Investments
                                                                                         in Each Fund(1)

Andrew Phillips                      NVIT Bond Index Fund                                None

Federated Investment Management
Company
Mark Durbiano                        Federated NVIT High Income Bond Fund                None

Gartmore Global Partners
Michael Gleason                      Nationwide Multi-Manager NVIT Small Company Fund    None
Brian O'Neill                        Gartmore NVIT International Growth Fund             None
Neil Rogan                           Gartmore NVIT Worldwide Leaders Fund                None
Ben Walker                           Gartmore NVIT Global Utilities Fund                 None
                                     Gartmore NVIT International Growth Fund             None

Jeffrey Kerrigan                     Nationwide Multi-Manager NVIT Small Company Fund    None
Gerald Campbell                      Nationwide Multi-Manager NVIT Small Company Fund
Alexandre Voitenok                   Nationwide Multi-Manager NVIT Small Company Fund
Chistopher Palmer                    Gartmore NVIT Developing Markets Fund               None
                                     Gartmore NVIT Emerging Markets Fund

Nationwide Fund Advisors
Chris Baggini                        Nationwide NVIT U.S. Growth Leaders Fund            None
                                     Nationwide NVIT Growth Fund                         None
Douglas Burtnick                     Nationwide NVIT U.S. Growth Leaders Fund            None
                                     Nationwide NVIT Global Financial Services Fund      None
                                     Nationwide NVIT Global Health Sciences Fund         None
                                     Nationwide NVIT Growth Fund                         None
William H. Miller                    Nationwide NVIT Investor Destinations Aggressive
                                     Fund                                                None
                                     Nationwide NVIT Investor Destinations Moderately
                                     Aggressive Fund                                     None
                                     Nationwide NVIT Investor Destinations Moderate
                                     Fund                                                None
                                     Nationwide NVIT Investor Destinations Moderately
                                     Conservative Fund                                   None
                                     Nationwide NVIT Investor Destinations
                                     Conservative Fund                                   None
William Gerlach                      Nationwide Multi-Manager NVIT Small Company Fund    None
                                     Nationwide Multi-Manager NVIT Small Cap Value Fund  None
Gary Haubold                         NVIT Nationwide Fund                                None
                                     NVIT Nationwide Leaders Fund                        None
                                     Nationwide Multi-Manager NVIT Small Company Fund    None
                                     Nationwide Multi-Manager NVIT Small Cap Value Fund  None
Gary Hunt                            Nationwide NVIT Government Bond Fund                None
Joseph A. Cerniglia                  NVIT Nationwide Fund                                None
Charles Purcell                      Nationwide Multi-Manager NVIT Small Company Fund    None
                                     Nationwide Multi-Manager NVIT Small Cap Value Fund  None

Name of Portfolio Manager            Fund Name                                           Dollar Range of Investments
                                                                                         in Each Fund(1)

Stuart Quint                         Nationwide NVIT Global Financial Services Fund      $10,001-$50,000
Robert Tango*                        Nationwide NVIT Global Technology and               None
                                     Communications Fund

JP Morgan Investment Management Inc.
Christopher T. Blum                  Nationwide Multi-Manager NVIT Small Cap Value Fund  None
Michael Fredericks*                  JPMorgan NVIT Balanced Fund                         None
Patrik Jakobson                      JPMorgan NVIT Balanced Fund                         None
Anne Lester                          JPMorgan NVIT Balanced Fund                         None
Dennis Ruhl                          Nationwide Multi-Manager NVIT Small Cap Value Fund  None

Morley Capital Management, Inc.
Perpetua M. Phillips                 NVIT Enhanced Income Fund                           None
Shane Johnston                       NVIT Enhanced Income Fund                           None

Morgan Stanley Investment Management Inc.
W. David Armstrong                   Van Kampen NVIT Multi Sector Bond Fund              None
Sam Chainani                         Nationwide Multi-Manager NVIT Small Company Fund    None
David Cohen                          Nationwide Multi-Manager NVIT Small Company Fund    None
David Germany                        Van Kampen NVIT Multi Sector Bond                   None
Dennis Lynch                         Nationwide Multi-Manager NVIT Small Company Fund    None
Abigail McKenna                      Van Kampen NVIT Multi Sector Bond Fund              None
Alexander Norton                     Nationwide Multi-Manager NVIT Small Company Fund    None
Robert Sella                         Van Kampen NVIT Multi Sector Bond Fund              None

Neuberger Berman Management Inc.
Robert D'Alelio                      Nationwide Multi-Manager NVIT Small Company Fund    None
Judith Vale                          Nationwide Multi-Manager NVIT Small Company Fund    None

NorthPointe Capital LLC
Robert D. Glise                      Nationwide NVIT Mid Cap Growth Fund                 None

Oberweis Asset Management, Inc.
James Oberweis                       Nationwide Multi-Manager NVIT Small Cap Growth      None
                                     Fund

Van Kampen Asset Management
Devin Armstrong*                     Van Kampen NVIT Comstock Value Fund
B. Robert Baker, Jr.                 Van Kampen NVIT Comstock Value Fund                 None
Kevin Holt                           Van Kampen NVIT Comstock Value Fund                 None
Jason Leder                          Van Kampen NVIT Comstock Value Fund                 None
James Warwick*                       Van Kampen NVIT Comstock Value Fund                 None

Name of Portfolio Manager            Fund Name                                           Dollar Range of Investments
                                                                                         in Each Fund(1)
Waddell & Reed
Kenneth McQuade                      Nationwide Multi-Manager NVIT Small Cap Growth      None
                                     Fund
                                     Nationwide Multi-Manager NVIT Small Company Fund    None
Mark Seferovich                      Nationwide Multi-Manager NVIT Small Cap Growth      None
                                     Fund
                                     Nationwide Multi-Manager NVIT Small Company Fund    None
_____________
(1)  This column reflects  investments in a variable insurance  contract,  owned directly  by a  portfolio  manager  or  beneficially  owned by a  portfolio manager (as determined  pursuant to Rule  16a-1(a)(2)  under the Securities
     Exchange Act of 1934),  that has been  allocated to  subaccounts  that have purchased  shares of the Funds.  A portfolio  manager is presumed to be the beneficial  owner  of  subaccount  securities  that  are held by his or her immediate  family  members that share the same  household as the  portfolio manager.

*    Information  for  these  portfolio  managers  is as of  the  date  of  this supplement.

4.   The section  entitled  "Other  Managed  Accounts"  beginning  on page 12 of
     Appendix C to the SAI is hereby  deleted in its entirety and replaced  with the following:

OTHER MANAGED ACCOUNTS

The following chart  summarizes  information  regarding  accounts other than the
Fund   for   which   each   portfolio   manager   has   day-to-day    management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
American Century Investments, Inc.
------------------------------------------------- -------------------------------------------------------------------
William Martin                                    Mutual Funds:  14 accounts, $7,859,482,793 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  2 accounts, $109,573,998 total assets
                                                  Other Accounts:  4 accounts, $330,067,032 total assets
------------------------------------------------- -------------------------------------------------------------------
Wilhelmine von Turk                               Mutual Funds:  6 accounts, $2,176,927,689 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  1 account, $43,917,131 total assets
                                                  Other Accounts: 2 accounts, $316,478,894 total assets
------------------------------------------------- -------------------------------------------------------------------
Thomas Vaiana                                     Mutual Funds:  12 accounts, $6,760,050,484 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  2 accounts, $109,573,998 total assets
                                                  Other Accounts:  3 accounts, $328,025,267 total assets
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
Franklin Portfolio Associates, LLC
------------------------------------------------- -------------------------------------------------------------------
Oliver Buckley                                    Mutual Funds: 3 accounts,  $357,700,000 total assets
                                                  Other Pooled Investment Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts: 15 accounts, $4,250,000,000 total assets (3 accounts, $1,714,700 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
John Cone                                         Mutual Funds: 3 accounts,  $11,172,600,000 total assets (2 accounts, $9,954,400,000 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts: 16 accounts, $2,884,600,000 total assets
------------------------------------------------- -------------------------------------------------------------------
Kristin Crawford                                  Mutual Funds: 6 accounts,  $1,446,600,000 total assets
                                                  Other Pooled Investment Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts: 13 accounts, $4,165,500,000 total assets (1 account, $379,300,000 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Langton C. Garvin                                 Mutual Funds: 2 accounts, $688,800,000 total assets
                                                  Other Pooled Investment Vehicles: 1 account, $205,800,000 total assets
                                                  Other Accounts: 16 accounts, $2,616,500,000 total assets (5 accounts, $1,313,300,000 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
The Boston Company Asset Management, LLC
------------------------------------------------- -------------------------------------------------------------------
D. Kirk Henry                                     Mutual Funds: 22 accounts, $9,100,000,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 154 accounts, $5,400,000,000 total assets
                                                  Other Accounts: 55 accounts, $14,000,000,000 total assets
------------------------------------------------- -------------------------------------------------------------------
Epoch Investment Partners, Inc.
------------------------------------------------- -------------------------------------------------------------------
William W. Priest                                 Mutual Funds: 3 accounts, $587,283,829 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  23 accounts, $1,781,548,527 total assets
                                                  Other Accounts:  135 accounts, $1,674,927,308 total assets (8 accounts, $50,171,320 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
David N. Pearl                                    Mutual Funds: 3 accounts, $587,283,829 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  23 accounts, $1,781,548,527 total assets
                                                  Other Accounts:  135 accounts, $1,674,927,308 total assets (8 accounts, $50,171,320 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Joseph W. Donaldson                               Mutual Funds:  0 accounts, $0 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  9 accounts, $700,590,072 total assets
                                                  Other Accounts:  5 accounts, $41,526,086 total assets
------------------------------------------------- -------------------------------------------------------------------
Michael A. Welhoelter                             Mutual Funds: 3 accounts, $587,283,829 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  23 accounts, $1,781,548,527 total assets
                                                  Other Accounts:  135 accounts, $1,674,927,308 total assets (8 accounts, $50,171,320 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
BlackRock Investment Management, LLC
------------------------------------------------- -------------------------------------------------------------------
Scott Amero                                       Mutual Funds:  41 accounts, $31,400,000,000 total assets
                                                  Other Pooled Investment Vehicles: 31 accounts, $7,800,000,000 total assets (4 accounts, $1,600,000,000 total assets for which the advisory fee is based on performance)
                                                  Other Accounts: 281 accounts, $94,100,000,000 total assets (24 accounts, $7,800,000,000 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Keith Anderson                                    Mutual Funds:  25 accounts, $18,400,000,000 total assets
                                                  Other Pooled Investment Vehicles:  5 Accounts, $2,200,000,000
                                                  total assets (3 accounts, $2,100,000,000 total assets for which the advisory fee is based on performance)
                                                  Other Accounts: 252 accounts, $92,300,000,000 total assets (19 accounts, $6,900,000,000 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Debra Jelilian                                    Mutual Funds: 16 accounts, $8,473,926,988 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 16 accounts, $12,341,383,765 total assets
                                                  Other Accounts: 26 accounts, $41,270,850,974 total assets
------------------------------------------------- -------------------------------------------------------------------
Matthew Marra                                     Mutual Funds:  38 accounts, $22,200,000,000 total assets.
                                                  Other Pooled Investment Vehicles:  7 accounts, $1,400,000,000 total assets (3 accounts, $1,300,000,000 total assets for which the advisory fee is based on performance)
                                                  Other Accounts:  324 accounts, $107,700,000,000 total assets (24 accounts, $8,100,000,000 total assets for which the advisory fee is based on performance
------------------------------------------------- -------------------------------------------------------------------
Andrew J. Phillips                                Mutual Funds:  35 accounts, $21,900,000,000 total assets
                                                  Other Pooled Investment Vehicles:  10 accounts, $3,800,000,000 total assets (3 accounts, $1,400,000,000 total assets for which the advisory fee is based on performance)
                                                  Other Accounts: 330 accounts, $121,000,000,000 total assets (20 accounts, $7,200,000,000 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Jeffrey Russo                                     Mutual Funds: 11 accounts, $7,638,108,394 total assets (3
                                                  accounts, $170,052,193 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 27 accounts, $15,678,432,442 total assets (3 accounts,
                                                  $1,339,668,758 total assets for which the advisory fee is based on performance)
                                                  Other Accounts: 36 accounts, $48,702,276,460 total assets (2 accounts, $3,535,355,086 for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Federated Investment Management Company
------------------------------------------------- -------------------------------------------------------------------
Mark Durbiano                                     Mutual Funds: 8 accounts, $2,943,060,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 3 account, $238,010,000 total assets
                                                  Other Accounts: 3 accounts, $84,350,000 total assets
------------------------------------------------- -------------------------------------------------------------------
Gartmore Global Partners
------------------------------------------------- -------------------------------------------------------------------
Michael Gleason                                   Mutual Funds: 1 account, $167,437,781 total assets
                                                  Other Pooled Investment Vehicles: 6 accounts, $628,261,231 total assets
                                                  Other Accounts: 5 accounts, $1,040,085,109 total assets
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------

                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Brian O'Neill                                     Mutual Funds: 2 accounts, $160,552,396 total assets (both for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 3 accounts, $504,586,004 total assets
                                                  Other Accounts: 2 accounts, $59,661,940 total assets
------------------------------------------------- -------------------------------------------------------------------
Christopher Palmer                                Mutual Funds: 4 accounts, $948,314,456 total assets (3 accounts,
                                                  $761,179,600 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 4 accounts, $1,616,375,849 total assets
                                                  Other Accounts:  7 accounts, $687,185,402 total assets
------------------------------------------------- -------------------------------------------------------------------
Neil Rogan                                        Mutual Funds: 2 accounts, $101,871,927 total assets (both for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $658,849,500 total assets
                                                  Other Accounts:  3 accounts, $443,477,999 total assets (2
                                                  accounts, $297,297,497 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Ben Walker                                        Mutual Funds: 4 accounts, $254,656,995 total assets (all for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 1 account, $69,919,465 total assets
                                                  Other Accounts:  3 accounts, $331,246,175 total assets (2
                                                  accounts, $297,297,497 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Jeffrey Kerrigan                                  Mutual Funds: 1 account, $167,437,781 total assets
                                                  Other Pooled Investment Vehicles: 6 accounts, $628,261,231 total assets
                                                  Other Accounts: 5 accounts, $1,040,085,109 total assets
------------------------------------------------- -------------------------------------------------------------------
Gerald Campbell                                   Mutual Funds: 1 account, $167,437,781 total assets
                                                  Other Pooled Investment Vehicles: 6 accounts, $628,261,231 total assets
                                                  Other Accounts: 5 accounts, $1,040,085,109 total assets
------------------------------------------------- -------------------------------------------------------------------
Alexandre Voitenok                                Mutual Funds: 1 account, $167,437,781 total assets
                                                  Other Pooled Investment Vehicles: 6 accounts, $628,261,231 total assets
                                                  Other Accounts: 5 accounts, $1,040,085,109 total assets
------------------------------------------------- -------------------------------------------------------------------
Nationwide Fund Advisors
------------------------------------------------- -------------------------------------------------------------------
Christopher Baggini(1)                            Mutual Funds: 6 accounts, $675,255,259 total assets (2 accounts,
                                                  $179,085,623 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles: 2 accounts, $49,402,860 total assets (both for which the advisory fee is based on performance)
                                                  Other accounts: 2 accounts, $40,078,218 total assets (1 account,
                                                  $25,026,260 for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Douglas Burtnick                                  Mutual Funds:  9 accounts, $861,351,732 total assets (6 accounts,
                                                  $358,622,615 for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 4 accounts, $181,836,394 total assets (3 accounts,
                                                  $79,695,609 total assets for which the advisory fee is based on performance)
                                                  Other Accounts: 1 account, $13,233,494 total assets
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Joseph A. Cerniglia                               Mutual Funds: 5 accounts, $461,070,089 total assets (Other Pooled
                                                  Investment
                                                  Vehicles: 5 accounts, $2,846,752,535  total assets
                                                  Other Accounts:  1 account, $480,000 total assets
------------------------------------------------- -------------------------------------------------------------------
William Gerlach                                   Mutual Funds: 6 accounts, $2,886,706,636 total assets (1 account,
                                                  $50,200,922 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 4 accounts, $252,834,373 total assets
------------------------------------------------- -------------------------------------------------------------------
Gary Haubold                                      Mutual Funds:  10 accounts, $4,925,108,635 total assets (2 accounts, $52,239,433 total assets for which the advisory fee is based on performance)
                                                  Other Pooled Investment
                                                  Vehicles:  3 accounts, $81,763,580 total assets
                                                  Other Accounts: 9 accounts, $2,848,862,535 total assets
------------------------------------------------- -------------------------------------------------------------------
Gary Hunt                                         Mutual Funds: 3 accounts, $1,521,370,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 account, $0 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
William Miller                                    Mutual Funds:  14 accounts, $10,750,649,059 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts:  11 accounts, $2,581,752,411 total assets
------------------------------------------------- -------------------------------------------------------------------
Charles Purcell                                   Mutual Funds:  5 accounts, $1,099,912,348 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts:  4 accounts, $252,599,861 total assets
------------------------------------------------- -------------------------------------------------------------------
Stuart Quint                                      Mutual Funds: 2 accounts, $85,111,751 total assets (both
                                                  accounts for which the advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
Robert Tango(1)                                   Mutual Funds: 2 accounts, $65,889,301 total assets (advisory fee is based on performance)
                                                  Other Pooled Investment Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 0 accounts, $0 total assets
------------------------------------------------- -------------------------------------------------------------------
JPMorgan Investment Management Inc.
------------------------------------------------- -------------------------------------------------------------------
Christopher Blum                                  Mutual Funds: 14 accounts, $3,903,410,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 7 accounts, $861,080,000 total assets (1 account, $28,
                                                  520,000 total assets for which the advisory fee is based on performance)
                                                  Other Accounts: 9 accounts, $566,570,000 total assets (2
                                                  accounts, $49,900,000 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Michael Fredericks(2)                             Mutual Funds: 2 accounts, $673,133,915 total assets
                                                  Other Pooled Investment Vehicles: 0 accounts, $0 total assets
                                                  Other accounts: 1 account, $53,972,470 total assets
------------------------------------------------- -------------------------------------------------------------------
Patrik Jakobson                                   Mutual Funds: 8 accounts, $1,071,280,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 8 accounts, $1,424,170,000 total assets
                                                  Other Accounts: 25 accounts, $3,830,890,000 total assets
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Anne Lester                                       Mutual Funds: 8 accounts, $1,071,280,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 8 accounts, $1,424,170,000 total assets
                                                  Other Accounts: 87 accounts, $3,708,950,000 total assets
------------------------------------------------- -------------------------------------------------------------------
Dennis Ruhl                                       Mutual Funds: 14 accounts, $3,903,410,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 7 accounts, $861,080,000 total assets (1 account, $28,
                                                  520,000 total assets for which the advisory fee is based on performance)
                                                  Other Accounts: 9 accounts, $566,570,000 total assets (2
                                                  accounts, $49,900,000 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Morley Capital Management, Inc.
------------------------------------------------- -------------------------------------------------------------------
Perpetua Phillips                                 Mutual Funds: 2 accounts, $490,291,653 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $4,198,738,328 total assets
                                                  Other Accounts: 3 accounts, $1,450,303,970 total assets
------------------------------------------------- -------------------------------------------------------------------
Shane Johnston                                    Mutual Funds: 2 accounts, $490,291,653 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $610,946,491 total assets
                                                  Other Accounts: 5 accounts, $874,815,901 total assets
------------------------------------------------- -------------------------------------------------------------------
Morgan Stanley Investment Management Inc.
------------------------------------------------- -------------------------------------------------------------------
W. David Armstrong                                Mutual Funds: 16 accounts, $25,116,267,278 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 6 accounts, $513,934,871 total assets
------------------------------------------------- -------------------------------------------------------------------
Sam Chainani                                      Mutual Funds:  32 accounts, $16,972,626,368 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  4 accounts, $1,017,849,273 total assets
                                                  Other Accounts:  8,760 accounts, $2,099,477,839 total assets
------------------------------------------------- -------------------------------------------------------------------
David Cohen                                       Mutual Funds:  32 accounts, $16,972,626,368 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  4 accounts, $1,017,849,273 total assets
                                                  Other Accounts:  8,760 accounts, $2,099,477,839 total assets
------------------------------------------------- -------------------------------------------------------------------
David Germany                                     Mutual Funds:  4 accounts, $519,118,731 total assets
                                                  Other Pooled Investment Vehicles: 5 accounts, $2,548,664,067 total assets
                                                  Other Accounts:  37 accounts, $8,912,923,210 total assets (9 accounts, $2,434,041,046 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Dennis Lynch                                      Mutual Funds:  31 accounts, $16,663,990,644 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  5 accounts, $1,029,850,840 total assets
                                                  Other Accounts:  8762 accounts, $2,199,648,631 total assets
------------------------------------------------- -------------------------------------------------------------------
Abigail McKenna                                   Mutual Funds: 7 accounts, $1,259,752,374 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 6 accounts, $447,068,117 total assets
                                                  Other Accounts: 3 accounts, $1,410,204,044 total assets
------------------------------------------------- -------------------------------------------------------------------
Alexander Norton                                  Mutual Funds:  31 accounts, $16,663,990,644 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  4 accounts, $1,017,849,273 total assets
                                                  Other Accounts:  8,760 accounts, $2,099,477,839 total assets
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Robert Sella                                      Mutual Funds: 13 accounts, $9,902,221,059 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 25 accounts, $6,740,125,735 total assets (2 accounts, $746,894,558 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Neuberger Berman Management Inc.
------------------------------------------------- -------------------------------------------------------------------
Robert D'Alelio                                   Mutual Funds: 1 account, $10,397,005,604 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 351 accounts, $1,667,152,466 total assets
------------------------------------------------- -------------------------------------------------------------------
Judith Vale                                       Mutual Funds: 1 account, $10,397,005,604 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 351 accounts, $1,667,152,466 total assets
------------------------------------------------- -------------------------------------------------------------------
NorthPointe Capital LLC
------------------------------------------------- -------------------------------------------------------------------
Robert D. Glise                                   Mutual Funds: 2 accounts, $351,378,322 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 0 accounts, $0 total assets
                                                  Other Accounts: 15 accounts, $448,880,414 total assets
------------------------------------------------- -------------------------------------------------------------------
Oberweis Asset Management, Inc.
------------------------------------------------- -------------------------------------------------------------------
James Oberweis                                    Mutual Funds: 9 accounts, $1,007,400,000 total assets
                                                  Other Pooled Investment
                                                  Vehicles:  0 accounts, $0 total assets
                                                  Other Accounts: 60 accounts, $987,700,000 total assets
                                                  ($104,040,000 total assets for which the advisory fee is based on performance)
------------------------------------------------- -------------------------------------------------------------------
Van Kampen Asset Management
------------------------------------------------- -------------------------------------------------------------------
Devin Armstrong(1)                                Mutual Funds: 16 accounts, $34,000,000,000 total assets
                                                  Other Pooled Investment Vehicles: 2 accounts, $1,100,000,000 total assets
                                                  Other accounts: 14,609 accounts, $3,100,000,000 total assets
------------------------------------------------- -------------------------------------------------------------------
R. Robert Baker, Jr.                              Mutual Funds: 17 accounts, $31,114,757,636 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $1,065,758,438 total assets
                                                  Other Accounts: 16,263 accounts, $3,177,867,974 total assets
------------------------------------------------- -------------------------------------------------------------------
Kevin Holt                                        Mutual Funds: 16 accounts, $31,006,290,856 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $1,065,758,438 total assets
                                                  Other Accounts: 16,263 accounts, $3,177,867,974 total assets
------------------------------------------------- -------------------------------------------------------------------
Jason Leder                                       Mutual Funds: 15 accounts, $30,697,655,132 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 2 accounts, $1,065,758,438 total assets
                                                  Other Accounts: 16,263 accounts, $3,177,867,974 total assets
------------------------------------------------- -------------------------------------------------------------------
James Warwick(1)                                  Mutual Funds: 16 accounts, $34,000,000,000 total assets
                                                  Other Pooled Investment Vehicles: 2 accounts, $1,100,000,000 total assets
                                                  Other accounts: 14,609 accounts, $3,100,000,000 total assets
------------------------------------------------- -------------------------------------------------------------------

------------------------------------------------- -------------------------------------------------------------------
                                                  Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                         Assets by Category
------------------------------------------------- -------------------------------------------------------------------
Waddell & Reed
------------------------------------------------- -------------------------------------------------------------------
Kenneth McQuade                                   Mutual Funds: 5 accounts, $1,135,951,542 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 4 accounts, $94,462,579 total assets
                                                  Other Accounts: 30 accounts, $1,320,303,926 total assets
------------------------------------------------- -------------------------------------------------------------------
Mark Seferovich                                   Mutual Funds: 4 accounts, $581,391,108 total assets
                                                  Other Pooled Investment
                                                  Vehicles: 4 accounts, $94,462,579 total assets
                                                  Other Accounts: 30 accounts, $1,320,303,926 total assets
------------------------------------------------- -------------------------------------------------------------------

(1)  Information is as of July 16, 2007.

(2)  Information is as of June 30, 2007.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE